Bank Borrowings - Loan Facilities (Details)	1 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2023 CNY (¥)	Oct. 31, 2021 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2021 USD ($)
Short-term working capital loan facility
Bank Borrowings
Aggregate amount of credit facilities	¥ 300,000,000								$ 41,154,000
Amount drawn/utilized from the credit facility					¥ 192,941,000	$ 26,468,000	¥ 222,941,000	$ 31,155,000
Short-term working capital loan facility | 1-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.95%)
10-year fixed asset loan facility
Bank Borrowings
Aggregate amount of credit facilities		¥ 754,880,000								$ 103,554,000
Term (in years)		10 years
Amount drawn/utilized from the credit facility					¥ 405,542,000	$ 55,632,000	¥ 344,840,000	$ 48,189,000
Capitalized interest			$ 0	$ 1,047,000
10-year fixed asset loan facility | 5-year China LPR
Bank Borrowings
Basis spread on variable rate (as a percent)		(0.80%)